13F-HR

05/15/03

0001103804
$o6ykotk

NONE
1

Carl Casler
212-672-7039

ccasler@vikinggloba.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  280 Avenue New York, N.Y.
          New York, NY 10019

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian Smith
Title:	Chief Financial Officer
Phone:	212-672-7030
Signature, Place and Date of Signing: New York, NY

    Brian Smith  May 15, 2003

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    80

Form 13F Information Table Value Total: 1,905,993

FORM 13F INFORMATION TABLE
Expr1  NAME OF ISSUER  TITLE OF CLASS  Cusip  VALUEX($1000)   SHARES/PRN AMT SH/PRN  PUT/CALL
INVSTMT DISCRETN	OTHER MANAGERS	SOLE
D	Abgenix Inc	COMMON STOCK	00339B107	12805	1471900	SH		SOLE		1471900
D	AFC Enterprises	COMMON STOCK	00104Q107	3570	265300	SH		SOLE		265300
D	Agere Systems Inc.	COMMON STOCK	00845V100	1500	937500	SH		SOLE		937500
D	Alcatel ADRs	ADRS STOCKS	013904305	5512	800000	SH		SOLE		800000
D	Altria Group Inc.	COMMON STOCK	02209S103	6863	229100	SH		SOLE		229100
D	AMC Entertainment Inc.	COMMON STOCK	001669100	1526	176100	SH		SOLE		176100
D	Amdocs LTD	COMMON STOCK	G02602103	986	74300	SH		SOLE		74300
D	Amgen Inc.	COMMON STOCK	031162100	47478	825000	SH		SOLE		825000
D	Anheuser-Busch Cos Inc	COMMON STOCK	035229103	1491	32000	SH		SOLE		32000
D	AT&T Wireless	COMMON STOCK	00209A106	12262	1857900	SH		SOLE		1857900
D	Bank of America Corp.	COMMON STOCK	060505104	3362	50300	SH		SOLE		50300
D	Berkshire Hathaway Inc - Cl A	COMMON STOCK	084670108	96784	1517	SH		SOLE		1517
D	Bioval Corp	COMMON STOCK	09067J109	33486	839900	SH		SOLE		839900
D	Bisys Group Inc / The	COMMON STOCK	055472104	1166	71500	SH		SOLE		71500
D	Bristol-Myers Squibb Co.	COMMON STOCK	110122108	52901	2503600	SH		SOLE		2503600
D	CapitalOne Financial	COMMON STOCK	14040H105	30091	1002700	SH		SOLE		1002700
D	Carmax Inc.	COMMON STOCK	143130102	36739	2521563	SH		SOLE		2521563
D	CBRL Group Inc. (Cracker Barrel)	COMMON STOCK	12489V106	996	36300	SH		SOLE		36300
D	CDW Computer Centers Inc.	COMMON STOCK	125129106	61783	1514300	SH		SOLE		1514300
D	Circuit City Stores - Circuit	COMMON STOCK	172737108	15988	3074800	SH		SOLE		3074800
D	Clear Channel Communications	COMMON STOCK	184502102	4626	136400	SH		SOLE		136400
D	Concord EFS Inc	COMMON STOCK	206197105	13068	1390300	SH		SOLE		1390300
D	Connetics Corp	COMMON STOCK	208192104	1393	83200	SH		SOLE		83200
D	Cree Inc	COMMON STOCK	225447101	17318	935100	SH		SOLE		1835100
D	Cubist Pharmaceuticals Inc	COMMON STOCK	229678107	2042	255000	SH		SOLE		255000
D	Dell Computer Corp.	COMMON STOCK	247025109	38673	1416100	SH		SOLE		1416100
D	Dollar General	COMMON STOCK	256669102	20531	1681500	SH		SOLE		1681500
D	Dollar Tree Stores Inc	COMMON STOCK	256747106	1313	110000	SH		SOLE		66000
D	Echostar Communications	COMMON STOCK	278762109	1010	35000	SH		SOLE		35000
D	Focal Communications-WT07	COMMON STOCK	344155114	0	29582	SH		SOLE		29582
D	Freddie Mac	COMMON STOCK	313400301	63183	1189900	SH		SOLE		1189900
D	Goldman Sachs Group Inc.	COMMON STOCK	38141G104	7733	113600	SH		SOLE		113600
D	Guilford Pharmaceuticals	COMMON STOCK	401829106	89	24200	SH		SOLE		24200
D	Hewlett-Packard Co.	COMMON STOCK	428236103	102516	6592700	SH		SOLE		6592700
D	Home Depot Inc.	COMMON STOCK	437076102	61111	2508700	SH		SOLE		2508700
D	Human Genome Sciences Inc.	COMMON STOCK	444903108	7017	820800	SH		SOLE		820800
D	ID Biomedical Corp.	ADRS STOCKS	44936D108	742	110000	SH		SOLE		110000
D	IDEC Pharmaceuticals Corp.	COMMON STOCK	449370105	20532	600000	SH		SOLE		600000
D	Ilex Oncology Inc	COMMON STOCK	451923106	3108	335700	SH		SOLE		335700
D	Int'l Game Technology	COMMON STOCK	459902102	64103	782700	SH		SOLE		782700
D	John Hancock Financial Services	COMMON STOCK	41014S106	63452	2284100	SH		SOLE		2284100
D	Knight - Ridder Inc	COMMON STOCK	499040103	14859	254000	SH		SOLE		254000
D	Kraft Foods Inc-A	COMMON STOCK	50075N104	20357	721900	SH		SOLE		721900
D	Lexmark International Inc.	COMMON STOCK	529771107	230649	3445100	SH		SOLE		3445100
D	Liberty Media Corp - A	COMMON STOCK	530718105	36163	3716720	SH		SOLE		3716720
D	Loews Corp. - Carolina Group	COMMON STOCK	540424207	14544	786200	SH		SOLE		786200
D	Lowe's Companies	COMMON STOCK	548661107	39836	975900	SH		SOLE		975900
D	Lucent Technology 8% 8/01/31	COMMON STOCK	549463305	9395	11000	SH		SOLE		11000
D	Mandalay Resort Group	COMMON STOCK	562567107	23177	841000	SH		SOLE		841000
D	Mattel Inc	COMMON STOCK	577081102	9760	433800	SH		SOLE		433800
D	McDonald's Corporation	COMMON STOCK	580135101	17062	1180000	SH		SOLE		1180000
D	Metro-Goldwyn-Mayer Inc	COMMON STOCK	591610100	12432	1184000	SH		SOLE		1184000
D	MGM Grand	COMMON STOCK	552953101	13443	549800	SH		SOLE		459600
D	Millennium Pharmaceuticals	COMMON STOCK	599902103	352	44800	SH		SOLE		44800
D	Morgan Stanley Dean Witer	COMMON STOCK	617446448	37111	967700	SH		SOLE		967700
D	Nokia  Corp - Spon ADR	ADRS STOCKS	654902204	33055	2359400	SH		SOLE		2359400
D	Outback Steakhouse Inc	COMMON STOCK	689899102	1687	47700	SH		SOLE		47700
D	Pall Corp	COMMON STOCK	696429307	7000	350000	SH		SOLE		350000
D	Palm Inc.	COMMON STOCK	696642206	508	50899	SH		SOLE		50899
D	Pfizer Inc.	COMMON STOCK	717081103	124306	3989300	SH		SOLE		3989300
D	Pharmacia Corp.	COMMON STOCK	71713U102	22641	522900	SH		SOLE		522900
D	Regal Entertainment Group	COMMON STOCK	758766109	35799	1994400	SH		SOLE		1994400
D	Ross Stores OTC	COMMON STOCK	778296103	15935	441300	SH		SOLE		441300
D	Saxon Capital Acquisition Co	COMMON STOCK	80556P302	12664	951500	SH		SOLE		951500
D	SBC Communications	COMMON STOCK	78387G103	36108	1800000	SH		SOLE		1800000
D	Sepracor Inc	COMMON STOCK	817315104	270	20000	SH		SOLE		20000
D	Serologicals Corporation	COMMON STOCK	817523103	807	95000	SH		SOLE		95000
D	Shire Pharmaceuticals - ADR	ADRS STOCKS	82481R106	24135	1302500	SH		SOLE		1302500
D	Talbots Inc.	COMMON STOCK	874161102	648	42400	SH		SOLE		25200
D	Tech Data Corp.	COMMON STOCK	878237106	2899	121100	SH		SOLE		121100
D	Trimeris INC	COMMON STOCK	896263100	6586	160100	SH		SOLE		160100
D	US Bancorp	COMMON STOCK	902973304	2296	121000	SH		SOLE		121000
D	UST Inc.	COMMON STOCK	902911106	3952	143200	SH		SOLE		143200
D	Vaxgen Inc	COMMON STOCK	922390208	790	260000	SH		SOLE		260000
D	Vertex Pharmaceuticals Inc	COMMON STOCK	92532F100	8354	750000	SH		SOLE		750000
D	Vicuron Pharmaceuticals Inc	COMMON STOCK	926471103	444	41000	SH		SOLE		41000
D	Vodafone Airtouch PLC - ADR	ADRS STOCKS	92857W100	10374	569400	SH		SOLE		569400
D	W.P. Stewart & Co. Ltd.	COMMON STOCK	G84922106	17690	1038800	SH		SOLE		1038800
D	Weight Watchers Intl Inc.	COMMON STOCK	948626106	17595	382100	SH		SOLE		382100
D	Willis Group Holdings Ltd.	COMMON STOCK	G96655108	119461	4312700	SH		SOLE		4312700


S REPORT SUMMARY 80 DATA RECORDS 1,905,993
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.